Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	₩ 1,457,735	₩ 1,505,242
Short-term financial instruments	616,780	468,768
Short-term investment securities	144,386	107,364
Accounts receivable - trade, net	2,126,007	2,240,926
Short-term loans, net	62,830	58,979
Accounts receivable - other, net	1,260,835	1,121,444
Prepaid expenses	197,046	169,173
Inventories, net	272,403	259,846
Advanced payments and other	63,777	64,886
Total Current Assets	6,201,799	5,996,628
Non-Current Assets:
Long-term financial instruments	1,222	937
Long-term investment securities	887,007	828,521
Investments in associates and joint ventures	9,538,438	7,404,323
Property and equipment, net	10,144,882	10,374,212
Goodwill	1,915,017	1,932,452
Intangible assets, net	3,586,965	3,776,354
Long-term loans, net	50,874	65,476
Long-term accounts receivable - other	287,048	149,669
Long-term prepaid expenses	90,834	88,130
Guarantee deposits	292,590	298,964
Long-term derivative financial assets	253,213	214,770
Defined benefit assets	45,952	30,247
Deferred tax assets	88,132	75,111
Other non-current assets	44,696	61,869
Total Non-Current Assets	27,226,870	25,301,035
Total Assets	33,428,669	31,297,663
Current Liabilities:
Short-term borrowings	130,000	2,614
Current portion of long-term debt, net	1,530,948	888,467
Current portion of long-term payables - other	302,703	301,773
Accounts payable - trade	351,711	402,445
Accounts payable - other	1,867,074	1,767,799
Withholdings	961,501	964,084
Accrued expenses	1,327,906	1,125,816
Income tax payable	219,791	474,931
Unearned revenue	175,732	188,403
Provisions	52,057	66,227
Receipts in advance	161,266	174,588
Derivative financial liabilities	28,406	86,950
Other current liabilities	28	2
Total Current Liabilities	7,109,123	6,444,099
Non-Current Liabilities:
Debentures, excluding current portion, net	5,596,570	6,338,930
Long-term borrowings, excluding current portion	211,486	139,716
Long-term payables - other	1,346,763	1,624,590
Long-term unearned revenue	7,052	2,389
Defined benefit liabilities	61,960	70,739
Long-term derivative financial liabilities	11,064	203
Long-term provisions	32,669	31,690
Deferred tax liabilities	978,693	479,765
Other non-current liabilities	44,094	49,112
Total Non-Current Liabilities	8,290,351	8,737,134
Total Liabilities	15,399,474	15,181,233
Shareholders' Equity
Share capital	44,639	44,639
Capital deficit and others	(202,237)	(198,739)
Hybrid bonds	398,518	398,518
Retained earnings	17,835,946	15,953,164
Reserves	(234,727)	(226,183)
Equity attributable to owners of the Parent Company	17,842,139	15,971,399
Non-controlling interests	187,056	145,031
Total Shareholders' Equity	18,029,195	16,116,430
Total Liabilities and Shareholders' Equity	₩ 33,428,669	₩ 31,297,663